Convertible Debentures - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands												12 Months Ended
	Dec. 11, 2023 CAD ($) shares	Dec. 05, 2023 CAD ($) shares	Dec. 04, 2023	Sep. 28, 2023 CAD ($) shares	Sep. 22, 2023 CAD ($) shares	Sep. 22, 2023 USD ($) $ / shares shares	Jun. 09, 2023 CAD ($) shares	Dec. 09, 2022 CAD ($) shares	Dec. 06, 2022 CAD ($)	Dec. 06, 2022 USD ($) shares	Jun. 10, 2022 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CAD ($)	Sep. 28, 2023 USD ($)	Sep. 28, 2023 $ / shares	Dec. 06, 2022 $ / shares	Aug. 18, 2020 USD ($) shares	Aug. 18, 2020 $ / shares
Convertible debentures [line items]
Interest rate												9.00%
Stock issued during period shares | shares	113,803						46,038	42,328			42,252
Stock issued during value	$ 1,064						$ 270	$ 235			$ 251	$ 1,498		$ 486
2020 Debentures [member]
Convertible debentures [line items]
Debentures increased															$ 15,000
Interest rate														7.50%
Convertible debentures term				May 27, 2025
Shares issued on conversion of convertible debentures | shares				8,663,461
Stock issued during period related to accrued and unpaid interest | shares				19,522
Loss on conversion reclassified to accumulated deficit				$ 361
Closing share price | $ / shares																$ 8.4
2023 Debentures
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures					$ 148,145	$ 110,000
Establishment fee, percent					3.00%	3.00%
Establishment fee					$ 4,443	$ 3,300
Establishment fee (shares) | shares					634,615	634,615
Fair value on the issue date					$ 143,702	$ 106,700
Convertible debentures face value						$ 110,000
Convertible debentures term					5.0 years	5.0 years						4.7 years	4.7 years
Stock issued during period shares | shares												113,803	113,803
Stock issued during value												$ 1,064	$ 724
Interest expense on bonds												1,967	$ 1,448
Debt instrument convertible maximum shares issuable on conversion of debt | shares					16,272,189	16,272,189
Debt instrument conversion price per share | $ / shares						$ 6.76
2020 IsoEnergy Debentures
Convertible debentures [line items]
Convertible debentures face value																		$ 6,000
Convetible debentures conversion price per share | $ / shares																			$ 0.88
Number of common shares issuable upon conversion of debentures. | shares																		9,206,311
Convertible debentures term			1.7 years											2.6 years
Stock issued during period shares | shares		34,722
Stock issued during value		$ 100
Interest expense on bonds		$ 239
2022 IsoEnergy Debentures
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures									$ 5,460	$ 4,000
Establishment fee, percent									3.00%	3.00%
Establishment fee									$ 164	$ 120
Fair value on the issue date									$ 5,296	3,880
Convertible debentures face value										$ 4,000
Convetible debentures conversion price per share | $ / shares																	$ 4.33
Number of common shares issuable upon conversion of debentures. | shares										1,464,281
Convertible debentures term			4.0 years											4.9 years
Stock issued during period shares | shares		23,148
Stock issued during value		$ 67
Interest expense on bonds		$ 199
Convertible debentures [member]
Convertible debentures [line items]
Comprehensive income (loss)												1,432		$ 149
Debentures increased												158,478		80,021
Gains (losses) recognised in profit or loss, fair value measurement, liabilities												48,745		2,863
Mark-to-market loss on convertible debentures (Note 9)												50,177		2,714
Interest expense on convertible debentures												$ 6,098		$ 2,179